Significant Accounting Policies - Changes in accounting policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,464,027		$ 2,759,717
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount	541,648		1,200,000
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 32,000
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	1,900,000		2,100,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,588,473		$ 1,800,000
Weighted average term	3 years 5 months 23 days
Floating interest rate | Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 308,887
Weighted average term	2 years 4 months 2 days
Floating interest rate | Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,079,586
Weighted average term	3 years 11 months 1 day
Floating interest rate | Public Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 200,000
Weighted average term	2 years 9 months 18 days